Note 16 - Mezzanine Equity (Details Textual) - USD ($) $ / shares in Units, $ in Thousands					3 Months Ended	4 Months Ended	6 Months Ended	12 Months Ended
	Mar. 30, 2020	Feb. 17, 2020	Jun. 30, 2019	Mar. 29, 2019	Mar. 29, 2020	Dec. 02, 2019	Dec. 31, 2019	Dec. 31, 2020	Dec. 31, 2019	Nov. 06, 2019
Adjustments to Additional Paid in Capital, Beneficial Conversion Feature of Convertible Preferred Stock								$ 1,067	$ 9,339
Conversion of Series E Preferred Stock into Commmon Stock [Member]
Convertible Preferred Stock, Conversion Price (in dollars per share)								$ 0.94
Conversion of Stock, Shares Converted (in shares)								11,264
Conversion of Stock, Shares Issued (in shares)								12,901,674
Series E Preferred Stock [Member]
Preferred Stock Dividends, Shares (in shares)								900
Dividends, Preferred Stock, Cash							$ 1,621	$ 864
Adjustments to Additional Paid in Capital, Beneficial Conversion Feature of Convertible Preferred Stock								1,067	9,339
Preferred Stock Redeemed During Period, Shares (in shares)					21,364
Preferred Stock Redeemed During Period, Value					$ 24,569
Temporary Equity, Accretion to Redemption Value								2,253	$ 4,227
Dividends, Preferred Stock, Total								1,796
Dividends, Preferred Stock, Stock								$ 900
Series E Convertible Preferred Stock [Member]
Convertible Preferred Stock, Conversion Price, Percentage of VWAP										80.00%
Family Trading Inc [Member] | Series E Preferred Stock [Member]
Stock Issued During Period, Shares, New Issues (in shares)				27,129
Shares Issued, Price Per Share (in dollars per share)				$ 1,000
Convertible Preferred Stock, Conversion Price (in dollars per share)				$ 500.00
Convertible Preferred Stock, Conversion Price, Percentage of VWAP				80.00%
Preferred Stock, Number of Common Shares Voting Rights (in shares)				1,000
Preferred Stock, Liquidation Preference Per Share (in dollars per share)				$ 1,000
Preferred Stock Redemption Premium, Percent of Liquidation Amount Redeemed				15.00%		15.00%
Preferred Stock, Dividend Rate, Percentage				15.00%	15.00%
Preferred Stock, Accrued Dividend, Interest Rate				15.00%	20.00%
Preferred Stock Dividends, Shares (in shares)			1,029
Stock Redeemed or Called During Period, Shares (in shares)						12,434
Stock Redeemed or Called During Period, Value						$ 14,302
Deemed Dividend on Temporary Equity Realized Redemptions						$ 1,868
Temporary Equity, Realized Redemptions on Deemed Dividends					$ 3,204
Family Trading Inc [Member] | Series E Preferred Stock [Member] | Minimum [Member]
Convertible Preferred Stock, Conversion Price (in dollars per share)				$ 0.60
Family Trading Inc [Member] | Series E Convertible Preferred Stock [Member]
Stock Issued During Period, Shares, Purchase of Assets (in shares)		16,004
Convertible Stock Issued, Settlement of Consideration		$ 14,350
Convertible Stock Issued, Settlement of Dividends		1,621
Convertible Stock Issued, Settlement of Interest on Dividends		$ 32
Yorkville [Member] | Series B Preferred Stock [Member]
Preferred Stock Redemption Premium, Percent of Liquidation Amount Redeemed	20.00%